Employee Benefits - Fair Values for Plans by Asset Category (Detail) - Pension - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	$ 13,543	$ 9,255
Investments measured at NAV	5,632	5,408
Total	19,175	14,663	$ 16,124
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	2,889	1,228
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	2,795	1,883
U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total	1,382	1,251
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	2,961	2,375
International bonds
Defined Benefit Plan Disclosure [Line Items]
Total	1,068	713
Other
Defined Benefit Plan Disclosure [Line Items]
Total	396
Real estate
Defined Benefit Plan Disclosure [Line Items]
Total	627	655
Private equity
Defined Benefit Plan Disclosure [Line Items]
Total	580	624
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Total	845	526
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	7,062	4,154
Total	7,062	4,154
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	2,874	1,219
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	2,794	1,883
Level 1 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total	1,234	880
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	139	152
Level 1 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Total	17	20
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Total	4
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 1 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 1 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	4,964	3,707
Total	4,964	3,707
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	15	9
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 2 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total	148	371
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	2,718	2,126
Level 2 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Total	1,031	679
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Total	392
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 2 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 2 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Total	660	522
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	1,517	1,394
Total	1,517	1,394
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	1	0
Level 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	104	97
Level 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Total	20	14
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Total	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total	627	655
Level 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Total	580	624
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Total	$ 185	$ 4